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December 30, 2025	vedderprice.com
Nathaniel Segal Shareholder +1 312 609 7747 nsegal@vedderprice.com

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Origin Real Estate Credit Fund (formerly, Origin Real Estate Credit Interval Fund) (the “Registrant”) (File Nos. 333-287135, 811-24089)

Pre-Effective Amendment No. 4 to Registration Statement on Form N-2

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Pre-Effective Amendment No. 4 to its Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended on Form N-2 (the “Registration Statement”). This Registration Statement is being filed for purposes making certain additional disclosure revisions and filing certain additional materials as exhibits to the Registration Statement, including updated auditor consents.

Please contact the undersigned at (312) 609-7747 or Joseph M. Mannon at (312) 609-7883 if you have questions.

Very truly yours,

/s/ Nathaniel Segal
Nathaniel Segal
Shareholder

cc:	Joseph M. Mannon, Shareholder, Vedder Price P.C.

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